United States
Securities and Exchange Commission
Washington, D.C.  20549

						Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 09/30/02

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell, Philadelphia, PA     November 6, 2002

Report Type (Check Only One.):
[x]  		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Entry Total: 80,441
					        (Thousands)




      Form 13F Information Table



















TITLE
OF

VALUE
 SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING
AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
 PRN AMT
PR  CALL
DSCRETN
MNGS
SOLE SHARED
NONE









A F L A C Inc.
com
001055 10 2
 2,692
  87,728
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
 1,307
  32,341
sh
sole
none
x
Alberto Culver A
cl a
013068 20 0
 1,289
  27,955
sh
sole
none
x
American International
Group
com
026874 10 7
 1,097
  20,048
sh
sole
none
x
American Italian Pasta Co
com
027070 10 1
 1,403
  39,310
sh
sole
none
x
Artesian Resources Corp.
cl a
043113 20 8
   688
  24,675
sh
sole
none
x
Astrazeneca PLC ADR
adr
046353 10 8
   331
  10,830
sh
sole
none
x
Belden Inc
com
077459 10 5
   502
  37,410
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
   472
  25,707
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
 2,206
  52,600
sh
sole
none
x
Boeing Co.
com
097023 10 5
 2,256
  66,105
sh
sole
none
x
BP plc
com
055622 10 4
   792
  19,840
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
   234
   9,827
sh
sole
none
x
CIGNA Corporation
com
17179x 10 6
 1,281
  18,101
sh
sole
none
x
CMS Energy Corp
com
125896 10 0
   516
  63,982
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
   781
  14,480
sh
sole
none
x
Cooper Industries Inc.
com
216669 10 1
 1,373
  45,240
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9
 1,710
  91,810
sh
sole
none
x
Dean Foods Company
com
242370 10 4
 1,958
  49,230
sh
sole
none
x
Delphi Automotive System
com
247126 10 5
   822
  96,120
sh
sole
none
x
Delta Airlines
com
247361 10 8
   271
  29,158
sh
sole
none
x
Disney Co.
com
254687 10 6
   205
  13,513
sh
sole
none
x
DuPont
com
263534 10 9
 1,930
  53,518
sh
sole
none
x
Enerplus Resources Fund
com
29274D 60 4
 1,213
  67,905
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
 2,879
  90,250
sh
sole
none
x
FedEx Corporation
com
31428X 10 6
 4,272
  85,315
sh
sole
none
x
First American Corporation
com
318522 30 7
 1,451
  71,025
sh
sole
none
x
Fortune Brands Inc.
adr
349631 10 1
 1,021
  21,600
sh
sole
none
x
General Electric Co.
com
369604 10 3
 1,268
  51,429
sh
sole
none
x
General Growth Properties
com
370021 10 7
 2,950
  57,277
sh
sole
none
x
General Mills Inc.
com
370334 10 4
   643
  14,485
sh
sole
none
x
General Motors
com
370442 10 5
 1,862
  47,876
sh
sole
none
x
Gillette Co.
com
375766 10 2
   536
  18,100
sh
sole
none
x
GlaxoSmithKline ADR
com
37733W 10 5
   592
  15,395
sh
sole
none
x
Goodrich Co.
com
382388 10 6
 1,954
 103,520
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
   409
  15,658
sh
sole
none
x
IBM
com
459200 10 1
 2,270
  38,879
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
   610
  32,136
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
 2,493
  46,094
sh
sole
none
x
Medtronics
com
585055 10 6
 2,030
  48,205
sh
sole
none
x
Merck & Co.
com
589331 10 7
 2,640
  57,765
sh
sole
none
x
Motorola, Inc.
com
620076 10 9
   254
  24,997
sh
sole
none
x
NiSource Inc.
com
65473P 10 5
   555
  32,196
sh
sole
none
x
OM Group Inc.
com
670872 10 0
   306
   7,160
sh
sole
none
x
Pepsico
com
713448 10 8
 1,963
  53,114
sh
sole
none
x
Pfizer
com
717081 10 3
 1,872
  64,519
sh
sole
none
x
Philadelphia Suburban
Corp.
com
718009 60 8
 1,073
  52,833
sh
sole
none
x
Philip Morris Companies
com
349631 10 1
   789
  20,334
sh
sole
none
x
Pitney-Bowes
com
724479 10 0
   819
  26,876
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
 1,371
  15,342
sh
sole
none
x
Robert Mondavi
com
609200 10 0
   751
  24,655
sh
sole
none
x
Royal Dutch Petroleum
ny reg
780257 80 4
   336
   8,365
sh
sole
none
x
Safeway Inc.
com
new
786514 20 8
   742
  33,275
sh
sole
none
x
Sara Lee
com
803111 10 3
 1,294
  70,757
sh
sole
none
x
Tellabs Inc.
com
879664 10 0
    64
  15,770
sh
sole
none
x
Textron Inc.
com
883203 10 1
   849
  24,910
sh
sole
none
x
UGI Corp
com
902681 10 5
 1,218
  33,497
sh
sole
none
x
Unisys Corp
com
909214 10 8
   469
  67,000
sh
sole
none
x
United Mobil Home
com
911024 10 7
   287
  21,665
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
   948
  35,633
sh
sole
none
x
Verizon Communications
com
92343V 10 4
 1,735
  63,232
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
 3,954
  97,520
sh
sole
none
x
Vishay Intertechnology
com
928298 10 8
   130
  14,785
sh
sole
none
x
Washington Real Estate
sh ben
int
939653 10 1
 1,351
  53,245
sh
sole
none
x
Xerox Corp.
com
984121 10 3
   101
  20,309
sh
sole
none
x